Amount Due From/To Related Parties (Tables)	6 Months Ended
Jun. 30, 2023
Amount Due From/To Related Parties [Abstract]
Schedule of Due From Related Parties	Due from related parties:
	(Unaudited)	(Audited)
	June 30, 2023	December 31, 2022
	USD	USD
(a) Affiliated companies:
Du – UAE	79,482	32,234
Mobily – KSA	186,531	207,028
	266,013	239,262

Schedule of Due to Shareholders and Related Parties	Due to shareholders and related parties:
	(Unaudited)	(Audited)
	June 30, 2023	December 31, 2022
	USD	USD
(a) Due to shareholders
Edgard Maroun	587,274	232,429
Elias Habib	362,431	162,354
Maher Khawkhaji	1,991	100,236
	951,696	495,019
(b) Due to a related party
MBC FZ LLC	2,850,000	1,941,289
	3,801,696	2,436,308

Schedule of Statement of Comprehensive Income	Significant transactions with related parties included in the condensed interim consolidated statement of comprehensive income are as follows:
	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2023	2022
	USD	USD

Interest on convertible loans	-	(322,748)
Interest on working capital loans	-	(88,757)
Revenues from Du and Mobily	538,509	660,506
Fees paid to Du and Mobily (cost of revenue)	(125,788)	(165,153)

Schedule of Compensation of Key Management Personnel of the Group	Compensation of key management personnel of the Group
	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2023	2022
	USD	USD

Short term employee benefits	694,969	1,019,280
Post-employment pension and medical benefits	29,287	17,268
Termination benefits	6,513	-
Share-based payment transactions	-	105,069
Total compensation of key management personnel of the Group	730,769	1,141,617